14. SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
14. SUBSEQUENT EVENTS

Subsequent issuances of common stock

In July 2014, the Company issued an aggregate of 11,690,205 shares of common stock in settlement of $124,970 outstanding notes payable.

Hanover Holdings I, LLC vs Solar Wind Energy Tower Inc.(f/k/a Clean Wind Energy Tower, Inc.) The Company is now in settlement negotiations with Hanover Holdings I, LLC and expects to settle the matter.

Subsequent issuances of common stock

In January 2014, the Company issued an aggregate of 33,092,007 shares of common stock in settlement of $109,407 outstanding notes payable and accrued interest.

In February 2014, the Company issued an aggregate of 16,432,275 shares of common stock in settlement of $56,100 outstanding notes payable and accrued interest.

In March 2014, the Company issued an aggregate of 31,533,446 shares of common stock in settlement of $87,961 outstanding notes payable.

In March 2014, the Company sold 7,125,000 shares of its common stock for net proceeds of $25,000.

Subsequent financing

Asher Enterprises, Inc.

On January 8, 2014, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $32,500 (the "Note"). The total net proceeds the Company received from this Offering was $30,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on October 10, 2014. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

On February 12, 2014, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $27,500 (the "Note"). The total net proceeds the Company received from this Offering was $25,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on November 14, 2014. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. In the event the Company prepays the Note in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

Typenex Co-Investment, LLC

On February 26, 2014, the Company received a $50,000 tranche under the May 13, 2013 Convertible Promissory Note to Typenex Co-Investment, LLC (“Typenex”). (See Note 7). All issued tranches are due 20 months from the date of issuance.

The Note is convertible into common stock, at holder’s option, at the lower of i) 35% discount to the average of the two lowest closing bid prices of the common stock during the 20 trading day period prior to conversion or 40% if average of the two lowest bid prices are less than $0.01 or ii) $0.04.